Fair Value Disclosures	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Disclosures
10.	Fair Value Disclosures

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, amounts due from related parties, and prepaid expenses and other receivables. The principal financial liabilities of the Company consist of accounts payable, amounts due to related parties, accrued liabilities, warrant liability and dividends on preferred shares payable.

(a) Interest rate risk: Following the settlement agreements with all lenders, the Company is not exposed to interest rate fluctuations.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, amounts due from related parties and cash and cash equivalents. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its trade accounts receivable. The amounts due from related parties mainly relate to advance payments to Allseas to cover working capital equal to one month of estimated operating expenses, which will be either be refunded to the Company after settlement of all remaining liabilities or will be used to settle any fees payable to Allseas under the contractual agreements. The Company places its cash and cash equivalents, with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions.

(c) Fair value: In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at fair value in one of the following three categories:

(i) Level 1: Quoted market prices in active markets for identical assets or liabilities;

(ii)      Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data; and

(iii)     Level 3: Unobservable inputs that are not corroborated by market data.

The carrying values of cash and cash equivalents, restricted cash, prepaid expenses and other receivables, due from related parties, trade accounts payable, accrued expenses and amounts due to related parties are reasonable estimates of their fair value due to the short-term nature of these financial instruments. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The warrant liability, discussed below, is stated at fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability, an exit price, in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Interest rate swap agreements: Following the settlements agreements with all lenders, discussed in Note 9 above, all interest rate swap agreements were terminated.

Warrant liability

On April 15, 2014, the Company completed the public offering of 100,000 units, each consisting of one common share and one warrant to purchase 0.40 common shares (the "Units") at a public offering price of $102.5 per unit (Note 11), of which $15.5 was allocated to each warrant, based on its estimated fair value. Additionally, a portion of the over-allotment option was exercised for 12,950 warrants at a price of $0.5 per warrant. The warrants have an exercise price of $132.5 per share, are exercisable immediately upon issuance, and will expire on April 10, 2019. In addition, the Company has the right, commencing one year after issuance of the warrants, to call all of the outstanding warrants for redemption at a price of $0.5 for each warrant and upon not less than 30 days prior written notice of redemption to each warrant holder, subject to certain conditions, including that the reported last sale price of the Company's common shares is at least $250.00 for any 20 trading days within a 30 consecutive trading day period ending on the third business day prior to the notice of redemption to warrant holders.

As of December 31, 2015 and 2016, the Company had 112,950 warrants outstanding that are exercisable into 45,180 common shares. Under certain circumstances that are not solely within the control of the Company, the Company may be required to settle these warrants by delivering cash to the holder and hence based on the guidance contained in ASC 815 "Derivatives and Hedging", management has classified these warrants as a derivative liability and has recorded the liability at fair value. There was no warrant activity during the period from April 15, 2014 to December 31, 2016.

Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains / (losses) in the Consolidated Statement of Stockholders' Equity or Consolidated Statement of Comprehensive Income / (Loss) are shown below:

Derivative Instruments designated as hedging instruments

		December 31,
		2015	2016
	Balance Sheet Location	Fair Value	Fair Value
Interest rate swaps	Current assets – Interest rate swaps	(37,710)	-
Total derivatives		$(37,710)	$-

Derivative Instruments not designated as hedging instruments

		December 31,
		2015	2016
	Balance Sheet Location	Fair Value	Fair Value
Interest rate swaps	Current liabilities – Interest rate swaps	$42,479	$-
Interest rate swaps	Current assets – Interest rate swaps	(483)	-
Warrant liability	Long-term liabilities – Warrant liability	3,388	960
Total derivatives		$45,384	$960

The following table presents the impact of derivative instruments and their location within the consolidated statements of comprehensive income / (loss):

Derivative Instruments designated as hedging instruments

		Year Ended December 31,
	Location of Gain/(Loss) Recognized	2014	2015	2016
Interest rate swaps	Interest and finance costs	$(374,843)	$(105,058)	$(10,566)

Derivative Instruments not designated as hedging instruments

		Year Ended December 31,
	Location of Gain/(Loss) Recognized	2014	2015	2016
Interest rate swaps	(Loss) / gain on derivatives	$(82,160)	$17,053	$29,761
Warrant liability	Fair value change of warrants	1,274,100	278,987	2,428
		$1,191,940	$296,040	$32,189

The fair value of the interest rate swaps was determined using a discounted cash flow approach based on market-based LIBOR swap yield rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. The fair value of the interest rate swap agreements approximates the amount that the Company would have to pay for the early termination of the agreements.

The Company uses the Cox-Rubinstein Trinomial methodology to measure the warrant liability. The assumptions used to calculate the fair value of the warrants on December 31, 2014, 2015 and 2016, were as follows:

a.	Underlying stock price of $43.00, $8.0 and $0.5 being the closing share prices on December 31, 2014, 2015 and 2016, respectively
b.	Exercise price of $132.5 based upon agreement
c.	Volatility of 54.84%, 62.43% and 151.67% on December 31, 2014, 2015 and 2016, respectively based on the Company's share price performance
d.	Time to expiration based upon the contractual life or expected term if applicable
e.	Short-term (risk-free) interest rate based on the treasury securities with a similar expected term
f.	No dividend distributions

The Company considers the warrant liability to be Level 3 because the share price volatility and the expected life of the contract are neither directly nor indirectly observable. At December 31, 2015 and 2016, a 10% increase in the share price volatility would increase the warrant liability by approximately 100% and 65%, respectively, while a 10% decrease in the share price volatility would decrease the warrant liability by approximately 67% and 59%, respectively. A 10% decrease in the expected life of the contract would decrease the warrant liability by approximately 33% and 29% at December 31, 2015 and 2016, respectively. The Company did not perform a sensitivity analysis for an increase in the expected life of the contract, since the fair value was determined assuming the warrants are held until expiration.

The following table sets forth a summary of changes in fair value of the Company's Level 3 fair value measurements for the years ended December 31, 2014, 2015 and 2016:

Beginning balance	$-
Issuances	1,556,475
Fair value change of warrants, included in earnings	(1,274,100)
Balance, December 31, 2014	282,375
Fair value change of warrants, included in earnings	(278,987)
Balance, December 31, 2015	3,388
Fair value change of warrants, included in earnings	(2,428)
Balance, December 31, 2016	$960

Assets Measured at Fair Value on a Non-recurring Basis

During 2016, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. Mainly due to the continued poor performance of the containership charter market, the review indicated that such carrying amount was not recoverable. The Company recorded an impairment loss, which is separately reflected in the consolidated statements of comprehensive income / (loss), as presented in the table below:

Vessel	Significant Other Observable Inputs (Level 2)	Loss
Box Hong Kong	$6,496,470	$2,532,694
Box China	$6,499,710	$2,770,036
Box Emma	$8,875,000	$33,208,877
Box Kingfish	$8,750,000	$32,193,244
Box Marlin	$8,750,000	$31,183,496
Box Queen	$8,000,000	$38,326,942
Maule	$21,250,000	$39,571,678
Box Voyager	$9,250,000	$30,099,912
Box Trader	$9,250,000	$30,111,411
TOTAL	$87,121,180	$239,998,290

The fair value was based on the Company’s best estimate of the value of each vessel on a time charter free basis, and was supported by vessel valuations of independent shipbrokers, which were mainly based on recent sales and purchase transactions of similar vessels.

The Company did not have any other assets or liabilities measured at fair value on a non-recurring basis during the years ended December 31, 2014, 2015 and 2016. As of December 31, 2015 and 2016, no fair value measurements for assets or liabilities under Level 1 were recognized in the Company's consolidated balance sheets, except for cash and cash equivalents and restricted cash.